TAXATION (Composition of Income Tax Expense) (Details)	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
TAXATION
Deferred income tax expenses			¥ 6,561,494
Current Income tax expenses	¥ 201,499,393		50,424,482
Income tax expenses	¥ 201,499,393	$ 29,677,653	¥ 56,985,976